UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.7%‡

CHINA — 99.7%
Consumer Discretionary — 10.7%
BYD, Cl A	262,321	$1,887,834
China Film, Cl A	201,600	488,078
China Grand Automotive Services, Cl A	1,112,017	983,566
China International Travel Service, Cl A	351,348	3,415,743
China Shipbuilding Industry Group Power, Cl A	386,653	1,018,383
China South Publishing & Media Group, Cl A	161,321	307,774
Chinese Universe Publishing and Media, Cl A	346,423	671,900
Chongqing Changan Automobile, Cl A	478,522	650,038
CITIC Guoan Information Industry, Cl A	326,997	233,453
Fuyao Glass Industry Group, Cl A	262,913	1,020,255
Gree Electric Appliances of Zhuhai, Cl A *	537,027	3,821,837
Guangzhou Automobile Group, Cl A	366,594	616,404
Hangzhou Robam Appliances, Cl A	106,638	492,847
Heilan Home, Cl A	517,033	994,219
Huayu Automotive Systems, Cl A	592,014	2,119,537
Liaoning Cheng Da, Cl A	155,101	355,370
Midea Group, Cl A	1,060,886	8,361,805
Qingdao Haier, Cl A	925,876	2,691,557
SAIC Motor, Cl A	1,342,294	7,089,017
Shanghai Oriental Pearl Group, Cl A	492,957	1,120,543
Shenzhen Overseas Chinese Town, Cl A	1,590,181	1,735,319
Suning.com, Cl A	1,415,478	3,008,155
Wanda Film Holding, Cl A (A)(B)(C)	43,600	351,943
Wanxiang Qianchao, Cl A	196,407	201,586
Weifu High-Technology Group, Cl A	217,750	726,677
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	134,500	246,657
Zhejiang Century Huatong Group, Cl A (A)(B)(C)	295,800	1,358,163
		45,968,660
Consumer Staples — 12.9%
Beijing Dabeinong Technology Group, Cl A	1,039,600	648,054
Foshan Haitian Flavouring & Food, Cl A	351,103	3,902,498
Henan Shuanghui Investment & Development, Cl A	524,300	2,089,983
Inner Mongolia Yili Industrial Group, Cl A	948,040	3,992,319
Jiangsu Yanghe Brewery Joint-Stock, Cl A	263,361	5,231,206
Kweichow Moutai, Cl A	209,984	23,183,085
Luzhou Laojiao, Cl A	270,447	2,484,326
Muyuan Foodstuff, Cl A	122,999	825,402
New Hope Liuhe, Cl A	964,587	923,050
Shanxi Xinghuacun Fen Wine Factory, Cl A	173,300	1,645,032

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued

Consumer Staples — continued
Tongwei, Cl A	921,500	$959,708
Tsingtao Brewery, Cl A	76,000	502,782
Wuliangye Yibin, Cl A	652,976	7,490,405
Yonghui Superstores, Cl A	1,372,486	1,582,690
		55,460,540
Energy — 2.3%
China Petroleum & Chemical, Cl A	4,507,794	4,415,737
Offshore Oil Engineering, Cl A	392,700	311,775
PetroChina, Cl A	2,454,588	2,856,455
Shaanxi Coal Industry, Cl A	911,047	1,130,335
Shanxi Lu’an Environmental Energy Development, Cl A	557,431	779,106
Shanxi Xishan Coal & Electricity Power, Cl A	291,846	330,817
		9,824,225
Financials — 31.6%
Agricultural Bank of China, Cl A	10,259,107	5,326,752
Anxin Trust, Cl A	1,142,160	1,248,131
Avic Capital, Cl A	1,857,900	1,309,585
Bank of Beijing, Cl A	3,221,684	2,932,207
Bank of China, Cl A	8,641,300	4,708,481
Bank of Communications, Cl A	6,232,980	5,400,103
Bank of Guiyang, Cl A	516,754	964,044
Bank of Hangzhou, Cl A	450,501	754,088
Bank of Jiangsu, Cl A	1,651,200	1,597,542
Bank of Nanjing, Cl A	1,633,540	1,905,916
Bank of Ningbo, Cl A	740,770	1,821,373
Bank of Shanghai, Cl A	1,187,165	2,823,981
Changjiang Securities, Cl A	587,128	481,201
China CITIC Bank, Cl A	1,220,334	1,143,839
China Construction Bank, Cl A	1,351,700	1,336,337
China Everbright Bank, Cl A	6,167,063	3,406,857
China Life Insurance, Cl A	531,900	1,807,977
China Merchants Bank, Cl A	3,429,036	13,684,469
China Merchants Securities, Cl A	820,812	1,694,823
China Minsheng Banking, Cl A	5,121,615	5,411,273
China Pacific Insurance Group, Cl A	1,093,211	5,255,425
CITIC Securities, Cl A	1,730,029	4,326,835
Dongxing Securities, Cl A	256,800	505,437
Everbright Securities, Cl A	809,466	1,341,515
First Capital Securities, Cl A	339,800	347,221
Founder Securities, Cl A	1,070,600	1,081,055

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued

Financials — continued
GF Securities, Cl A	856,239	$1,714,985
Guosen Securities, Cl A	572,288	786,050
Guotai Junan Securities, Cl A	1,364,447	3,035,628
Guoyuan Securities, Cl A	316,931	353,990
Haitong Securities, Cl A	1,155,849	1,652,135
Huaan Securities, Cl A	292,300	252,359
Huatai Securities, Cl A *	1,019,670	2,303,965
Huaxia Bank, Cl A	2,358,305	2,651,860
Hubei Biocause Pharmaceutical, Cl A	559,490	592,822
Industrial & Commercial Bank of China, Cl A	9,268,745	7,442,640
Industrial Bank, Cl A	3,339,534	7,258,432
Industrial Securities, Cl A	783,697	623,381
New China Life Insurance, Cl A	383,864	2,484,429
Orient Securities, Cl A	805,491	1,110,007
Ping An Bank, Cl A	2,676,104	3,671,650
Ping An Insurance Group of China, Cl A	1,828,839	16,170,345
SDIC Capital, Cl A	517,947	725,484
Shanghai Pudong Development Bank, Cl A	4,701,768	6,784,432
Shanxi Securities, Cl A	444,700	452,399
Shenwan Hongyuan Group, Cl A	2,715,062	1,790,836
Sinolink Securities, Cl A	690,500	741,016
SooChow Securities, Cl A	231,017	238,155
Western Securities, Cl A	346,855	395,266
		135,848,733
Health Care — 7.0%
Beijing Tongrentang, Cl A	180,280	959,999
China Resources Sanjiu Medical & Pharmaceutical, Cl A	226,160	950,000
Dong-E-E-Jiao, Cl A	1,000	8,122
Dong-E-E-Jiao, Cl E	75,889	616,363
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	277,300	1,592,571
Hainan Haiyao, Cl A (A)(B)(C)	33,300	71,271
Hengkang Medical Group, Cl A *(A)(B)(C)	167,500	266,471
Huadong Medicine, Cl A	204,746	1,491,102
Jiangsu Hengrui Medicine, Cl A	588,725	6,732,043
Jointown Pharmaceutical Group, Cl A	414,303	1,060,568
Kangmei Pharmaceutical, Cl A	750,845	2,592,989
Meinian Onehealth Healthcare Holdings, Cl A	437,485	1,492,333
Shandong Buchang Pharmaceuticals, Cl A	90,600	585,147
Shanghai Fosun Pharmaceutical Group, Cl A	293,800	1,835,447

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Shanghai Pharmaceuticals Holding, Cl A	324,040	$1,168,937
Shenzhen Salubris Pharmaceuticals, Cl A	189,186	1,061,392
Sichuan Kelun Pharmaceutical, Cl A	297,400	1,440,921
Tasly Pharmaceutical Group, Cl A	321,868	1,254,378
Tonghua Dongbao Pharmaceutical, Cl A	265,473	960,468
Yunnan Baiyao Group, Cl A	156,134	2,520,655
Zhangzhou Pientzehuang Pharmaceutical, Cl A	84,150	1,421,658
		30,082,835
Industrials — 12.7%
AECC Aviation Power, Cl A	294,181	991,068
Air China, Cl A	513,600	689,162
AVIC Aircraft, Cl A	544,100	1,284,428
Beijing Orient Landscape & Environment, Cl A (A)(B)(C)	391,335	799,173
China Avionics Systems, Cl A	296,400	584,273
China Communications Construction, Cl A	308,900	531,051
China Eastern Airlines, Cl A	1,123,946	1,123,047
China Gezhouba Group, Cl A	520,821	566,785
China International Marine Containers Group, Cl A	341,604	684,724
China National Chemical Engineering, Cl A	584,385	593,620
China Nuclear Engineering, Cl A	87,106	103,865
China Railway Construction, Cl A	2,066,000	2,688,017
China Railway Group, Cl A (A)(B)(C)	2,571,500	2,608,256
China Southern Airlines, Cl A	1,328,236	1,694,051
China Spacesat, Cl A	285,510	823,094
China State Construction Engineering, Cl A	6,686,714	5,510,612
COSCO Shipping Development, Cl A *	616,101	213,550
COSCO Shipping Holdings, Cl A *	952,137	707,065
CRRC, Cl A	3,145,805	3,656,090
Daqin Railway, Cl A	2,667,303	3,305,293
Fangda Carbon New Material, Cl A	370,269	1,362,529
Guangshen Railway, Cl A	1,361,175	873,167
Hainan Airlines Holding, Cl A (A)(B)(C)	2,095,400	926,678
Han’s Laser Technology Industry Group, Cl A	210,423	1,689,342
Jihua Group, Cl A	183,284	111,210
Luxshare Precision Industry, Cl A	453,993	1,544,534
Metallurgical Corp of China, Cl A	2,739,019	1,376,682
Ningbo Zhoushan Port, Cl A	610,700	388,064
Power Construction Corp of China, Cl A	1,374,890	1,112,314

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Sany Heavy Industry, Cl A	1,483,999	$2,009,188
Shanghai Electric Group, Cl A (A)(B)(C)	1,316,800	1,168,669
Shanghai International Airport, Cl A	127,894	1,070,980
Shanghai International Port Group, Cl A	869,166	781,886
Shanghai Tunnel Engineering, Cl A	220,917	197,066
Spring Airlines, Cl A	117,129	619,297
Suzhou Gold Mantis Construction Decoration, Cl A	288,710	440,127
TBEA, Cl A	739,667	773,684
Tus-Sound Environmental Resources	52,611	138,808
Tus-Sound Environmental Resources, Cl A	283,840	748,875
Weichai Power, Cl A	1,204,452	1,590,714
XCMG Construction Machinery, Cl A	1,596,200	1,021,522
Xiamen C & D, Cl A	647,700	878,877
Xinjiang Goldwind Science & Technology, Cl A	608,488	1,160,897
Zhejiang Chint Electrics, Cl A	427,833	1,441,328
Zhengzhou Yutong Bus, Cl A	284,473	823,968
Zoomlion Heavy Industry Science and Technology, Cl A	1,501,620	931,529
		54,357,159
Information Technology — 7.4%
Aisino, Cl A	293,731	1,120,339
Beijing Shiji Information Technology, Cl A	84,302	369,003
Beijing Xinwei Technology Group, Cl A *(A)(B)(C)	23,600	54,571
BOE Technology Group, Cl A	5,136,800	2,744,672
DHC Software, Cl A	307,300	398,892
Dongxu Optoelectronic Technology, Cl A	967,945	885,356
Focus Media Information Technology, Cl A	1,857,012	2,682,384
Giant Network Group, Cl A	150,353	539,658
GoerTek, Cl A	707,063	1,087,494
Guangzhou Haige Communications Group, Cl A	576,982	699,315
Hangzhou Hikvision Digital Technology, Cl A	1,487,250	8,334,958
Hengtong Optic-electric, Cl A	398,393	1,325,913
Hundsun Technologies, Cl A	116,100	927,882
Iflytek, Cl A	154,950	750,041
Iflytek	136,300	659,765
LONGi Green Energy Technology, Cl A	578,007	1,456,076
Ninestar, Cl A	177,200	734,444
O-film Tech, Cl A	531,802	1,294,728
Perfect World, Cl A	91,296	427,315
Sanan Optoelectronics, Cl A	697,365	2,023,056
Shanghai 2345 Network Holding Group, Cl A	1,146,046	740,355

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued

Information Technology — continued
Tianma Microelectronics, Cl A	232,448	$498,907
Unisplendour, Cl A	50,900	480,935
Zhejiang Dahua Technology, Cl A	400,550	1,363,320
		31,599,379
Materials — 6.1%
Angang Steel, Cl A	393,666	330,962
Anhui Conch Cement, Cl A	713,978	3,607,985
Baoshan Iron & Steel, Cl A	2,879,812	3,386,071
BBMG, Cl A	837,500	414,623
China Hainan Rubber Industry Group, Cl A *(A)(B)(C)	394,594	359,138
China Molybdenum, Cl A	1,277,200	1,212,563
China Northern Rare Earth Group High-Tech, Cl A	450,900	774,492
Hesteel, Cl A	1,167,800	519,978
Hubei Biocause Pharmaceutical, Cl A	370,500	392,572
Inner Mongolia BaoTou Steel Union, Cl A	5,166,580	1,208,729
Jiangxi Copper, Cl A	448,179	1,072,199
Jiangxi Ganfeng Lithium, Cl A	230,665	1,343,193
Jinduicheng Molybdenum, Cl A	153,400	145,174
Maanshan Iron & Steel, Cl A	1,485,300	804,828
Qinghai Salt Lake Industry, Cl A *	300,849	491,327
Rongsheng Petro Chemical, Cl A	296,193	461,370
Shandong Gold Mining, Cl A	238,800	862,164
Shanxi Taigang Stainless Steel, Cl A (A)(B)(C)	918,100	748,304
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	910,550	667,935
Sinopec Shanghai Petrochemical, Cl A	515,000	442,297
Tianqi Lithium, Cl A	191,435	1,432,880
Tongling Nonferrous Metals Group, Cl A	955,300	318,659
Zhejiang Huayou Cobalt, Cl A	117,000	1,721,279
Zhejiang Longsheng Group, Cl A	698,600	1,260,059
Zhongjin Gold, Cl A	330,147	339,849
Zijin Mining Group, Cl A	3,316,800	1,807,261
		26,125,891
Real Estate — 5.6%
China Fortune Land Development, Cl A	551,255	2,142,517
China Merchants Shekou Industrial Zone Holdings, Cl A	1,013,190	2,913,267
China Vanke, Cl A	1,681,142	6,242,146
Financial Street Holdings, Cl A	286,851	348,535
Future Land Holdings, Cl A	432,459	2,021,532
Gemdale, Cl A	912,000	1,402,695

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued

Real Estate — continued
Greenland Holdings, Cl A	1,356,841	$1,339,372
Jinke Properties Group, Cl A	1,243,700	901,055
Poly Real Estate Group, Cl A	1,841,100	3,390,250
RiseSun Real Estate Development, Cl A	912,100	1,201,852
Shanghai Zhangjiang High-Tech Park Development, Cl A	102,700	178,264
Xinhu Zhongbao, Cl A	1,869,368	1,077,836
Youngor Group, Cl A	395,672	459,855
Zhejiang China Commodities City Group, Cl A	496,401	322,927
Zhongtian Financial Group, Cl A (A)(B)(C)	151,500	113,877
		24,055,980
Telecommunication Services — 0.0%
Dr Peng Telecom & Media Group, Cl A	94,458	171,086
		171,086
Utilities — 3.4%
Beijing Capital, Cl A	427,225	272,122
China National Nuclear Power, Cl A	1,847,040	1,575,140
China Yangtze Power, Cl A	2,338,525	5,696,918
Huadian Power International, Cl A	1,806,444	1,068,821
Huaneng Power International, Cl A	534,487	513,084
Hubei Energy Group, Cl A	1,152,100	714,705
Kaidi Ecological and Environmental Technology, Cl A *(A)(B)(C)	201,700	136,693
SDIC Power Holdings, Cl A	1,364,822	1,497,632
Shenergy, Cl A	968,045	733,489
Shenzhen Energy Group, Cl A	760,101	566,752
Sichuan Chuantou Energy, Cl A	537,400	707,308
Zhejiang Zheneng Electric Power, Cl A	1,828,242	1,285,920
		14,768,584
TOTAL COMMON STOCK
(Cost $474,327,207)		428,263,072

TOTAL INVESTMENTS — 99.7%
(Cost $474,327,207)		428,263,072
OTHER ASSETS LESS LIABILITIES – 0.3%		1,374,059
NET ASSETS - 100%		$429,637,131

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2018 was $8,963,207 and represents 2.1% of Net Assets.

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Bosera MSCI China A Share ETF

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2018 was $8,963,207 and represents 2.1% of Net Assets.
Cl —	Class

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Bosera MSCI China A Share ETF

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$44,258,554	$—	$1,710,106	$45,968,660
Consumer Staples	55,460,540	—	—	55,460,540
Energy	9,824,225	—	—	9,824,225
Financials	135,848,733	—	—	135,848,733
Health Care	29,745,093	—	337,742	30,082,835
Industrials	48,854,383	—	5,502,776	54,357,159
Information Technology	31,544,808	—	54,571	31,599,379
Materials	25,018,449	—	1,107,442	26,125,891
Real Estate	23,942,103	—	113,877	24,055,980
Telecommunication Services	171,086	—	—	171,086
Utilities	14,631,891	—	136,693	14,768,584
Total Common Stock	419,299,865	—	8,963,207	428,263,072
Total Investments in Securities	$419,299,865	$—	$8,963,207	$428,263,072

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2018	$6,103,566
Accrued discounts/premiums	—
Realized gain/(loss)	(67,202)
Change in unrealized appreciation/(depreciation)	22,936
Purchases	484,372
Sales	(918,497)
Transfer into Level 3	6,646,276
Transfer out of Level 3	(3,308,244)
Ending balance as of June 30, 2018	$8,963,207

For the period ended June 30, 2018 there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Bosera MSCI China A Share ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-0900

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — 99.2%‡

CHINA — 70.8%
Consumer Discretionary — 14.6%
Changzhou Xingyu Automotive Lighting Systems, Cl A	5,400	$48,814
China International Travel Service, Cl A	15,300	148,744
Guangzhou Holike Creative Home, Cl A	9,400	37,229
Huayu Automotive Systems, Cl A	35,300	126,382
Shanghai Jinjiang International Hotels Development, Cl A	15,600	87,026
Tianneng Power International	26,000	40,497
		488,692
Consumer Staples — 5.5%
COFCO Tunhe Sugar, Cl A	35,400	40,287
Foshan Haitian Flavouring & Food, Cl A	13,120	145,829
		186,116
Health Care — 2.7%
China Animal Healthcare *(A)(B)(C)	4,000	—
China Resources Pharmaceutical Group	65,500	90,668
		90,668
Industrials — 8.8%
Anhui Heli, Cl A	54,200	74,281
CIMC Enric Holdings	46,000	43,799
Haitian International Holdings	30,000	70,818
Weichai Power, Cl H	76,736	105,830
		294,728
Information Technology — 19.1%
58.com ADR *	1,570	108,864
Baidu ADR *	573	139,239
Hanergy Thin Film Power Group *(A)(B)(C)	65,064	83
Kingsoft	26,000	78,874
Tencent Holdings	2,542	127,595
Tian Ge Interactive Holdings	45,000	33,382
TravelSky Technology, Cl H	27,000	78,638
YY ADR *	724	72,740
		639,415
Materials — 0.0%
China Lumena New Materials *(A)(B)(C)	28,720	—
China Shanshui Cement Group *(A)(B)(C)	10,672	14
Tianhe Chemicals Group *(A)(B)(C)	40,000	—
		14

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 20.1%
China Yangtze Power, Cl A	48,787	$118,851
Datang International Power Generation, Cl H	292,000	89,326
Guangxi Guiguan Electric Power, Cl A	92,800	79,979
Huadian Power International, Cl A	142,900	84,550
Huaneng Power International ADR	3,172	83,265
SDIC Power Holdings, Cl A	75,500	82,847
Shanghai Electric Power, Cl A	30,500	31,028
Zhejiang Zheneng Electric Power, Cl A	146,000	102,691
		672,537
TOTAL CHINA		2,372,170
HONG KONG — 23.2%
Consumer Discretionary — 6.3%
Fu Shou Yuan International Group	47,000	53,018
Fuyao Glass Industry Group, Cl H	21,200	71,608
Haier Electronics Group	25,000	85,559
		210,185
Consumer Staples — 2.9%
Sun Art Retail Group	75,000	98,082

Financials — 3.6%
People’s Insurance Group of China, Cl H	256,000	120,406

Health Care — 1.5%
Beijing Tong Ren Tang Chinese Medicine	24,000	49,190

Information Technology — 6.4%
ASM Pacific Technology	5,900	74,601
Kingboard Chemical Holdings	19,000	69,505
Kingboard Laminates Holdings	57,000	70,402
		214,508
Utilities — 2.5%
China Resources Power Holdings	48,000	84,554
TOTAL HONG KONG		776,925

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — continued

SINGAPORE — 1.3%
Industrials — 1.3%
China Yuchai International	2,010	$43,617
TOTAL SINGAPORE		43,617

UNITED STATES — 3.9%
Information Technology — 3.9%
Broadcom	544	131,996
TOTAL UNITED STATES		131,996
TOTAL COMMON STOCK
(Cost $3,340,270)		3,324,708
TOTAL INVESTMENTS — 99.2%
(Cost $3,340,270)		3,324,708
OTHER ASSETS LESS LIABILITIES – 0.8%		25,302
NET ASSETS - 100%		$3,350,010

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2018 was $97 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2018 was $97 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Zacks New China ETF

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3**	Total
Common Stock
China
Consumer Discretionary	$488,692	$—	$—	$488,692
Consumer Staples	186,116	—	—	186,116
Health Care	90,668	—	—	90,668
Industrials	294,728	—	—	294,728
Information Technology	639,332	—	83	639,415
Materials	—	—	14	14
Utilities	672,537	—	—	672,537
Hong Kong	776,925	—	—	776,925
Singapore	43,617	—	—	43,617
United States	131,996	—	—	131,996
Total Common Stock	3,324,611	—	97	3,324,708
Total Investments in Securities	$3,324,611	$—	$97	$3,324,708

**	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-1000

Schedule of Investments (Unaudited) June 30, 2018

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 100.6%‡

CHINA — 95.4%
Consumer Discretionary — 19.0%
500.com ADR, Cl A * (A)	41,252	$606,817
Cogobuy Group	6,547,818	2,937,795
Ctrip.com International ADR *	1,343,353	63,983,903
JD.com ADR *	2,417,790	94,172,921
Secoo Holding ADR * (A)	291,615	2,356,249
TAL Education Group ADR *	1,370,220	50,424,096
Tuniu ADR * (A)	769,601	6,518,520
Vipshop Holdings ADR *	4,610,333	50,022,113
		271,022,414
Financials — 3.9%
China Rapid Finance ADR * (A)	—	—
Fanhua ADR (A)	523,155	14,909,917
Hexindai ADR * (A)	162,014	1,629,861
Jianpu Technology ADR * (A)	210,592	1,392,013
LexinFintech Holdings ADR * (A)	388,202	4,755,474
Qudian ADR * (A)	837,259	7,418,115
ZhongAn Online P&C Insurance, Cl H * (A)	4,031,100	25,459,471
		55,564,851
Industrials — 2.5%
51job ADR *	365,229	35,660,960
Information Technology — 70.0%
21Vianet Group ADR *	580,903	5,634,759
58.com ADR *	762,775	52,890,819
Alibaba Group Holding ADR *	687,120	127,481,374
Autohome ADR *	575,526	58,128,126
Baidu ADR *	468,995	113,965,785
Baozun ADR * (A)	418,493	22,891,567
Bitauto Holdings ADR * (A)	392,457	9,332,627
Changyou.com ADR *	78,118	1,302,227
Cheetah Mobile ADR * (A)	139,990	1,338,304
Fang Holdings ADR * (A)	2,027,576	7,866,995
HC International *	6,543,400	3,836,573
iQIYI ADR * (A)	2,033,512	65,682,438
Kingsoft	11,117,000	33,724,592
Momo ADR *	1,225,934	53,328,129
NetEase ADR	453,844	114,672,763
SINA *	660,845	55,966,963
Sogou ADR * (A)	770,283	8,804,335
Sohu.com ADR *	397,966	14,127,793
Tencent Holdings	2,804,875	140,789,856

Schedule of Investments (Unaudited) June 30, 2018

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tian Ge Interactive Holdings	8,467,000	$6,281,085
Weibo ADR *	406,245	36,058,306
Xunlei ADR * (A)	493,707	5,282,665
Yirendai ADR (A)	505,117	10,718,583
YY ADR *	466,458	46,865,035
		996,971,699
TOTAL CHINA		1,359,219,924
HONG KONG — 5.2%
Consumer Discretionary — 3.8%
Alibaba Pictures Group *	164,784,000	18,063,239
China Literature * (A)	3,873,400	36,386,642
		54,449,881
Financials — 0.9%
Yixin Group * (A)	31,821,000	13,344,179
Information Technology — 0.5%
NetDragon Websoft Holdings	3,110,252	6,874,274
TOTAL HONG KONG		74,668,334
TOTAL COMMON STOCK
(Cost $1,414,420,821)		1,433,888,258
SHORT-TERM INVESTMENT(B)(C) — 10.7
Invesco Government & Agency Portfolio, Institutional Class, 1.823%		151,973,596
TOTAL SHORT-TERM INVESTMENT
(Cost $151,973,596)		151,973,596
TOTAL INVESTMENTS — 111.3%
(Cost $1,566,394,417)		1,585,861,854
OTHER ASSETS LESS LIABILITIES – (11.3)%		(161,285,034)
NET ASSETS - 100%		$1,424,576,820

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2018. The total value of securities on loan at June 30, 2018 was $145,203,882.
(B)	The rate shown is the 7-day effective yield as of July 31, 2018.

Schedule of Investments (Unaudited) June 30, 2018

KraneShares CSI China Internet ETF

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of July 31, 2018 was $151,973,596.
ADR — American Depositary Receipt
Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-1000

Schedule of Investments (Unaudited) June 30, 2018

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 87.8%

CHINA— 87.8%
Consumer Staples — 3.7%
Sinopharm Group Ltd.
4.890%, 08/29/2018	3,000,000	$453,197
Energy — 6.1%
Shaanxi Coal and Chemical
5.010%, 11/08/2018	5,000,000	755,018
Financials — 32.9%
Gemdale
5.300%, 12/02/2018	5,000,000	756,071
HeBei Transportation Investment Group
5.200%, 11/17/2018	4,000,000	604,473
Lianyungang City Construction Investment Group Ltd.
5.490%, 01/12/2019	4,000,000	605,816
New Jersey New Industrial Investment
4.950%, 12/22/2018	3,000,000	453,062
Ping An International Financial Leasing Ltd.
5.180%, 11/03/2018	3,000,000	453,764
Ping An Real Estate Ltd.
4.850%, 02/01/2019	3,000,000	451,964
Qingdao City Construction Investment Group Ltd.
4.520%, 11/08/2018	3,000,000	453,069
Shaanxi Provincial Communication Construction Group
5.350%, 10/27/2018	2,000,000	302,446
		4,080,665
Industrials — 15.8%
Beijing Haidian State-Owned Assets Operations and Management Center
4.850%, 12/18/2018	3,000,000	452,998
China National Building Material Ltd.
5.060%, 10/26/2018	2,000,000	302,236
4.730%, 07/20/2018	3,000,000	452,708
Jiangxi Provincial Expressway Investment Group Ltd.
4.850%, 11/26/2018	5,000,000	755,275
		1,963,217
Materials — 17.1%
Shandong Gold Group
4.480%, 01/10/2019	7,000,000	1,056,297

Schedule of Investments (Unaudited) June 30, 2018

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)/Shares	Value
CHINA— continued
Materials — continued
Shandong Hongqiao New Material Ltd.
6.250%, 03/16/2019	4,000,000	$605,721
TCL
4.800%, 01/18/2019	3,000,000	452,942
		2,114,960
Utilities — 12.2%
China Datang
4.900%, 08/01/2018	3,000,000	452,976
Shenzhen Energy Group Ltd.
4.990%, 08/12/2018	7,000,000	1,056,878
		1,509,854
TOTAL COMMERCIAL PAPER
(Cost $11,261,477)		10,876,911
CORPORATE OBLIGATIONS — 8.6%

CHINA — 8.6%
HBIS Group
4.870%, 04/04/2019	5,000,000	754,804
Shougang Group
4.750%, 02/22/2019	2,000,000	301,944
TOTAL CORPORATE OBLIGATIONS
(Cost $1,103,667)		1,056,748
SHORT-TERM INVESTMENTS(B)(c) — 2.7%
China Universal Express Income Money Market Fund, 3.660%	377	57
E Fund Money Market Fund, 4.985%*	2,046,981	309,208
Fortune SGAM Xianjin Tianyi Money Market Fund, 4.204%	157,609	23,790
Xianjinbao Real-Time Redemption Money Market Fund, 3.814%	3,426	517
TOTAL SHORT-TERM INVESTMENTS
(Cost $314,942)		333,572
TOTAL INVESTMENTS — 99.1%
(Cost $12,680,086)		12,267,231
OTHER ASSETS LESS LIABILITIES – 0.9%		116,904
NET ASSETS - 100%		$12,384,135

Schedule of Investments (Unaudited) June 30, 2018

KraneShares E Fund China Commercial Paper ETF

* Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended June 30, 2018 are as follows:

Value of Shares Held as of 3/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 6/30/18	Balance of Shares Held as of 6/30/18	Dividend Income
E Fund Money Market Fund
$23,714	$296,659	$—	$(11,165)	$—	$309,208	2,046,981	$—

(A) In CNY unless otherwise indicated.

(B) Class is not available.

(C) The rate shown is the 7-day effective yield as of June 30, 2018.

CNY. — Chinese Yuan

Ltd. — Limited

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$10,876,911	$—	$10,876,911
Corporate Obligations	—	1,056,748	—	1,056,748
Short-Term Investments	333,572	—	—	333,572
Total Investments in Securities	$333,572	$11,933,659	$—	$12,267,231

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2018, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-0800

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — 82.6%‡

BRAZIL — 3.6%
Consumer Discretionary — 0.4%
Lojas Renner	1,210	$9,102
Consumer Staples — 0.7%
Ambev	2,850	13,319
BRF *	900	4,208
		17,527
Energy — 0.5%
Petroleo Brasileiro *	1,298	6,545
Ultrapar Participacoes	427	5,094
		11,639
Financials — 0.6%
B3 - Brasil Bolsa Balcao *	1,720	9,183
BB Seguridade Participacoes	910	5,818
		15,001
Information Technology — 0.1%
Cielo	811	3,489
Materials — 1.0%
Vale *	2,000	25,669
Telecommunication Services — 0.3%
TIM Participacoes	2,193	7,444
TOTAL BRAZIL		89,871
CHILE — 0.9%
Energy — 0.3%
Empresas COPEC	456	7,004
Financials — 0.2%
Banco de Credito e Inversiones	1	67
Banco Santander Chile	56,610	4,448
		4,515
Utilities — 0.4%
Enel Americas	45,128	8,005
Enel Chile	26,919	2,666
		10,671
TOTAL CHILE		22,190

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued

CHINA — 25.9%
Consumer Discretionary — 1.2%
BYD, Cl H	3,475	$21,061
Ctrip.com International ADR *	188	8,955
Shanghai Jinjiang International Hotels Development	200	488
		30,504
Consumer Staples — 0.2%
Hengan International Group	560	5,389
Energy — 2.1%
China Petroleum & Chemical, Cl H	16,500	14,743
China Shenhua Energy, Cl H	4,701	11,157
CNOOC	9,826	16,958
PetroChina, Cl H	11,984	9,119
		51,977
Financials — 6.5%
Agricultural Bank of China, Cl H	26,397	12,348
Bank of China, Cl H	48,396	23,996
China CITIC Bank, Cl H	21,858	13,680
China Construction Bank, Cl H	57,296	52,947
China Life Insurance, Cl H	7,483	19,315
New China Life Insurance, Cl H	1,445	6,014
PICC Property & Casualty, Cl H	3,510	3,789
Ping An Insurance Group of China, Cl H	3,000	27,608
		159,697
Health Care — 0.3%
China Medical System Holdings	3,340	6,675
Industrials — 1.2%
Anhui Expressway, Cl H	15,512	9,352
China Communications Construction, Cl H	14,690	14,193
CITIC	3,780	5,329
		28,874
Information Technology — 12.1%
Alibaba Group Holding ADR *	418	77,552
Baidu ADR *	248	60,264
Hanergy Thin Film Power Group *(A)(B)	4,364	6
NetEase ADR	130	32,847

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tencent Holdings	2,558	$128,398
		299,067
Real Estate — 0.7%
China Overseas Land & Investment	2,839	9,354
China Resources Land	2,214	7,465
		16,819
Telecommunication Services — 1.1%
China Mobile	2,972	26,404
Utilities — 0.6%
ENN Energy Holdings	882	8,673
Huaneng Power International, Cl H	9,077	6,016
		14,689
TOTAL CHINA		640,095
COLOMBIA — 1.5%
Energy — 0.6%
Ecopetrol	14,710	15,051
Financials — 0.5%
Bancolombia	507	6,025
Financiera Colombiana *	195	1,683
Grupo de Inversiones Suramericana	377	4,850
		12,558
Materials — 0.4%
Cementos Argos	1,089	3,615
Grupo Argos	940	6,337
		9,952
TOTAL COLOMBIA		37,561
CZECH REPUBLIC — 0.6%
Financials — 0.2%
Komercni banka as	130	5,458
Utilities — 0.4%
CEZ	461	10,903
TOTAL CZECH REPUBLIC		16,361

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued

EGYPT — 2.2%
Financials — 1.2%
Commercial International Bank Egypt SAE	4,326	$20,622
Egyptian Financial Group-Hermes Holding *	6,108	7,859
		28,481
Industrials — 0.5%
ElSewedy Electric	1,111	12,396
Real Estate — 0.3%
Talaat Moustafa Group	11,045	7,155
Telecommunication Services — 0.2%
Global Telecom Holding SAE *	19,879	5,234
TOTAL EGYPT		53,266
HONG KONG — 1.2%
Consumer Discretionary — 0.3%
Haier Electronics Group	2,056	7,036
Financials — 0.9%
China Cinda Asset Management, Cl H	13,504	4,337
Industrial & Commercial Bank of China, Cl H	19,441	14,546
People's Insurance Group of China, Cl H	6,452	3,035
		21,918
TOTAL HONG KONG		28,954
HUNGARY — 0.3%
Financials — 0.3%
OTP Bank Nyrt	210	7,606
TOTAL HUNGARY		7,606
INDIA — 15.6%
Consumer Discretionary — 0.7%
Tata Motors ADR *	900	17,595
Financials — 8.4%
HDFC Bank ADR	1,500	157,530
ICICI Bank ADR	6,168	49,529
		207,059

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued

Health Care — 0.7%
Dr Reddy's Laboratories ADR	512	$16,486
Information Technology — 4.2%
Infosys ADR	4,415	85,784
Wipro ADR	3,924	18,796
		104,580
Materials — 1.6%
Vedanta ADR	2,908	39,549
TOTAL INDIA		385,269
INDONESIA — 5.3%
Consumer Discretionary — 0.7%
Astra International	38,102	17,549
Consumer Staples — 0.6%
Indofood Sukses Makmur	12,428	5,767
Unilever Indonesia	2,784	8,956
		14,723
Energy — 0.6%
United Tractors	7,104	15,666
Financials — 2.5%
Bank Central Asia	12,820	19,212
Bank Mandiri Persero	25,444	12,163
Bank Negara Indonesia Persero	20,176	9,926
Bank Rakyat Indonesia Persero	104,205	20,652
		61,953
Materials — 0.2%
Semen Indonesia Persero	12,163	6,048
Telecommunication Services — 0.7%
Telekomunikasi Indonesia Persero	67,448	17,650
TOTAL INDONESIA		133,589

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued

MALAYSIA — 1.3%
Consumer Discretionary — 0.1%
Genting	1,603	$3,338
Industrials — 0.3%
Gamuda	7,674	6,212
Materials — 0.4%
Petronas Chemicals Group	4,820	10,035
Utilities — 0.5%
Petronas Gas	1,305	5,589
Tenaga Nasional	1,817	6,585
		12,174
TOTAL MALAYSIA		31,759
MEXICO — 3.9%
Consumer Discretionary — 0.3%
Grupo Televisa	1,774	6,799
Consumer Staples — 1.0%
Fomento Economico Mexicano	1,336	11,863
Grupo Bimbo, Ser A	1,430	2,816
Wal-Mart de Mexico	3,372	8,993
		23,672
Financials — 0.5%
Gentera	4,178	3,720
Grupo Financiero Banorte, Cl O	1,536	9,126
		12,846
Industrials — 0.4%
Grupo Aeroportuario del Sureste, Cl B	374	6,003
Promotora y Operadora de Infraestructura	412	3,726
		9,729
Materials — 0.8%
Cemex, Cl Preference *	12,627	8,396
Grupo Mexico	3,992	11,432
		19,828

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued

Real Estate — 0.2%
Fibra Uno Administracion †	3,433	$5,056
Telecommunication Services — 0.7%
America Movil	19,782	16,687
TOTAL MEXICO		94,617

PAKISTAN — 1.5%
Energy — 1.1%
Oil & Gas Development	10,465	13,409
Pakistan Petroleum	7,376	13,052
		26,461
Materials — 0.4%
Fauji Fertilizer	11,972	9,748
TOTAL PAKISTAN		36,209

PERU — 1.3%
Financials — 1.0%
Credicorp	105	23,638
Materials — 0.3%
Cia de Minas Buenaventura ADR	502	6,842
TOTAL PERU		30,480

PHILIPPINES — 1.3%
Consumer Staples — 0.1%
Universal Robina	1,150	2,607
Financials — 0.2%
Ayala	315	5,430
Industrials — 0.6%
International Container Terminal Services	3,777	5,471
SM Investments	510	8,362
		13,833
Real Estate — 0.3%
Ayala Land	9,000	6,392
Telecommunication Services — 0.1%
Globe Telecom	80	2,308
TOTAL PHILIPPINES		30,570

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued

POLAND — 1.3%
Energy — 0.4%
Polski Koncern Naftowy ORLEN	466	$10,462
Financials — 0.9%
Bank Polska Kasa Opieki	130	3,924
Powszechna Kasa Oszczednosci Bank Polski	698	6,896
Powszechny Zaklad Ubezpieczen	1,098	11,432
		22,252
TOTAL POLAND		32,714

RUSSIA — 6.2%
Consumer Staples — 0.3%
Magnit GDR	463	8,334
Energy — 3.9%
Gazprom	9,824	22,093
Lukoil	569	39,475
Novatek PJSC	130	1,768
Rosneft	1,064	6,722
Tatneft	2,482	26,757
		96,815
Financials — 1.4%
Sberbank of Russia	9,698	33,717
Materials — 0.6%
MMC Norilsk Nickel PJSC	88	15,998
TOTAL RUSSIA		154,864

SOUTH AFRICA — 1.6%
Consumer Discretionary — 0.8%
Naspers, Cl N	77	19,578
Steinhoff International Holdings *	506	48
		19,626

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued

Financials — 0.4%
Remgro	634	$9,450
Industrials — 0.0%
Novus Holdings	26	6
Information Technology — 0.4%
Sasol	244	8,952
TOTAL SOUTH AFRICA		38,034

TAIWAN — 2.5%
Energy — 0.2%
Formosa Petrochemical	1,447	5,814
Information Technology — 0.9%
Taiwan Semiconductor Manufacturing	3,163	22,460
Materials — 1.4%
Formosa Chemicals & Fibre	2,556	10,186
Formosa Plastics	3,312	12,221
Nan Ya Plastics	4,403	12,593
		35,000
TOTAL TAIWAN		63,274

THAILAND — 2.2%
Consumer Staples — 0.4%
CP ALL	4,096	9,087
Energy — 0.8%
PTT	8,650	12,533
Thai Oil	3,342	7,843
		20,376
Health Care — 0.2%
Bumrungrad Hospital	824	4,141
Industrials — 0.4%
Airports of Thailand	4,700	8,938
Telecommunication Services — 0.4%
Advanced Info Service	1,805	10,079
TOTAL THAILAND		52,621

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — continued

TURKEY — 1.8%
Consumer Discretionary — 0.1%
Arcelik	986	$3,282
Consumer Staples — 0.3%
BIM Birlesik Magazalar	496	7,270
Energy — 0.5%
Tupras Turkiye Petrol Rafinerileri	505	11,905
Financials — 0.4%
Akbank Turk	2,892	4,747
Turkiye Garanti Bankasi	3,481	6,368
		11,115
Industrials — 0.3%
KOC Holding	2,195	6,814
Telecommunication Services — 0.2%
Turkcell Iletisim Hizmetleri	2,250	5,977
TOTAL TURKEY		46,363

UNITED ARAB EMIRATES — 0.5%
Financials — 0.2%
Abu Dhabi Commercial Bank	1,164	2,237
First Abu Dhabi Bank	669	2,213
		4,450
Real Estate — 0.3%
Emaar Properties	5,130	6,871
Telecommunication Services — 0.0%
Emirates Telecommunications Group	186	818
TOTAL UNITED ARAB EMIRATES		12,139
TOTAL COMMON STOCK (Cost $1,820,608)		2,038,406

OTHER INVESTMENT COMPANY — 12.5%
KraneShares Bosera MSCI China A ETF **	10,342	308,812
TOTAL OTHER INVESTMENT COMPANY (Cost $380,590)		308,812

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
PREFERRED STOCK — 2.4%

BRAZIL— 2.4%
Energy — 0.6%
Petroleo Brasileiro*	3,200	$14,281
Financials — 1.6%
Banco Bradesco*	1,916	13,336
Itau Unibanco Holding	1,672	17,448
Itausa - Investimentos Itau	3,730	8,910
		39,694
Telecommunication Services — 0.2%
Telefonica Brasil	500	5,959
TOTAL PREFERRED STOCK (Cost $58,946)		59,934
TOTAL INVESTMENTS — 97.5% (Cost $2,260,144)		2,407,152
OTHER ASSETS LESS LIABILITIES – 2.5%		61,877
NET ASSETS - 100%		$2,469,029

** Affiliated investment is a registered investment company which is managed by Krane Fund Advisors, LLC (the “Adviser”). Transactions with affiliated companies during the period ended June 30, 2018 are as follows:

Value of Shares Held as of 3/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 6/30/18	Number of Shares Held as of 6/30/18	Dividend Income
KraneShares Bosera MSCI China A Share ETF
$360,832	$—	$—	$(52,020)	$—	$308,812	10,342	$—

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of June 30, 2018 was $6 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International
Ser — Series

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$89,871	$—	$—	$89,871
Chile	22,190	—	—	22,190
China
Consumer Discretionary	30,504	—	—	30,504
Consumer Staples	5,389	—	—	5,389
Energy	51,977	—	—	51,977
Financials	159,697	—	—	159,697
Health Care	6,675	—	—	6,675
Industrials	28,874	—	—	28,874
Information Technology	299,061	—	6	299,067
Real Estate	16,819	—	—	16,819
Telecommunication Services	26,404	—	—	26,404
Utilities	14,689	—	—	14,689
Colombia	37,561	—	—	37,561
Czech Republic	16,361	—	—	16,361
Egypt	53,266	—	—	53,266
Hong Kong	28,954	—	—	28,954
Hungary	7,606	—	—	7,606
India	385,269	—	—	385,269
Indonesia	133,589	—	—	133,589
Malaysia	31,759	—	—	31,759
Mexico	94,617	—	—	94,617
Pakistan	36,209	—	—	36,209
Peru	30,480	—	—	30,480
Philippines	30,570	—	—	30,570
Poland	32,714	—	—	32,714
Russia	154,864	—	—	154,864
South Africa	38,034	—	—	38,034
Taiwan	63,274	—	—	63,274
Thailand	52,621	—	—	52,621
Turkey	46,363	—	—	46,363
United Arab Emirates	12,139	—	—	12,139
Total Common Stock	2,038,400	—	6	2,038,406
Other Investment Company	308,812	—	—	308,812
Preferred Stock	59,934	—	—	59,934
Total Investments in Securities	$2,407,146	$—	$6	$2,407,152

Schedule of Investments (Unaudited) June 30, 2018

KraneShares FTSE Emerging Markets Plus ETF

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-011-0100

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 98.0%‡

CHINA — 38.2%
Financials — 3.8%
Bank of Guiyang, Cl A	56,105	$104,668
Bank of Hangzhou, Cl A	90,000	150,650
Bank of Jiangsu, Cl A	281,855	272,696
Bank of Nanjing, Cl A	207,191	241,737
Bank of Ningbo, Cl A	123,745	304,259
Chongqing Rural Commercial Bank, Cl H	204,425	121,684
		1,195,694
Industrials — 17.8%
Beijing New Building Materials, Cl A	43,708	122,245
Changyuan Group	32,100	51,212
China Conch Venture Holdings	132,000	482,879
China Gezhouba Group, Cl A	112,650	122,592
China High-Speed Railway Technology, Cl A (A)(B)(C)	68,500	48,077
China Railway Construction, Cl H	160,000	162,132
China Railway Group, Cl H	308,500	232,787
China Railway Hi-tech Industry, Cl A	54,176	83,570
China State Construction Engineering, Cl A	1,025,580	845,194
CRRC, Cl H	336,850	261,478
Dalian Port PDA, Cl A	188,780	55,278
Daqin Railway, Cl A	363,732	450,732
Guangshen Railway, Cl A	138,000	88,525
Guoxuan High-Tech, Cl A	27,745	58,880
Han’s Laser Technology Industry Group, Cl A	26,000	208,736
Inner Mongolia First Machinery Group, Cl A	42,000	80,763
Jiangsu Expressway, Cl H	98,000	116,794
Jiangsu Zhongnan Construction Group, Cl A	90,800	86,479
Jiangsu Zhongtian Technology, Cl A	74,849	99,531
Metallurgical Corp of China, Cl A	435,800	219,042
Ningbo Zhoushan Port, Cl A	150,601	95,699
Northcom Group, Cl A *(A)(B)(C)	25,840	68,722
Shanghai Construction Group, Cl A	218,800	100,396
Shanghai Electric Group, Cl H	218,000	73,357
Shanghai International Port Group, Cl A	170,410	153,298
Shanghai Tunnel Engineering, Cl A	76,700	68,419
Suzhou Gold Mantis Construction Decoration, Cl A	64,519	98,356
TangShan Port Group, Cl A	144,946	51,412
TBEA, Cl A	90,775	94,950
XCMG Construction Machinery, Cl A	171,048	109,466
Xinjiang Goldwind Science & Technology, Cl H	50,000	60,863
Yangzijiang Shipbuilding Holdings	224,200	148,809

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Zhejiang Expressway, Cl H	116,000	$103,499
Zhengzhou Yutong Bus, Cl A	54,097	156,691
Zhuzhou CRRC Times Electric, Cl H	44,500	211,568
Zoomlion Heavy Industry Science and Technology, Cl A	156,357	96,996
		5,569,427
Materials — 5.4%
Anhui Conch Cement, Cl H	100,500	576,449
BBMG, Cl H	190,280	70,335
Beijing Oriental Yuhong Waterproof Technology, Cl A	36,725	94,288
China National Building Material, Cl H	315,000	311,971
China Northern Rare Earth Group High-Tech, Cl A	88,724	152,398
GEM, Cl A	93,200	85,107
Jiangxi Ganfeng Lithium, Cl A	27,000	157,225
Yintai Resources, Cl A	48,020	73,494
Yunnan Chihong Zinc & Germanium, Cl A	125,159	102,956
Yunnan Tin, Cl A *	40,900	74,141
		1,698,364
Utilities — 11.2%
Beijing Enterprises Holdings	41,000	199,631
CGN Power, Cl H	862,875	223,268
China Longyuan Power Group, Cl H	258,000	207,835
China National Nuclear Power, Cl A	317,142	270,456
China Yangtze Power, Cl A	358,843	874,183
Datang International Power Generation, Cl H	250,000	76,478
ENN Energy Holdings	61,700	606,741
Huadian Power International, Cl A	198,742	117,590
Huaneng Power International, Cl H	345,000	228,668
Huaneng Renewables, Cl H	388,860	129,365
SDIC Power Holdings, Cl A	166,006	182,160
Shenergy, Cl A	111,119	84,195
Sichuan Chuantou Energy, Cl A	107,484	141,467
Zhejiang Zheneng Electric Power, Cl A	221,441	155,753
		3,497,790
TOTAL CHINA		11,961,275

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued

HONG KONG — 5.0%
Industrials — 0.5%
Shenzhen International Holdings	74,600	$154,421

Materials — 0.5%
China Resources Cement Holdings	160,000	162,132

Utilities — 4.0%
China Gas Holdings	141,800	570,240
China Power International Development	359,000	82,824
China Resources Gas Group	73,500	318,529
China Resources Power Holdings	156,635	275,917
		1,247,510
TOTAL HONG KONG		1,564,063

INDIA — 4.1%
Industrials — 0.6%
AIA Engineering	9,144	200,203

Materials — 3.5%
Hindalco Industries	282,136	949,170
PI Industries	13,330	146,510
		1,095,680
TOTAL INDIA		1,295,883

INDONESIA — 5.9%
Energy — 2.8%
Adaro Energy	3,478,500	434,509
Bumi Resources *	12,664,100	199,727
Indo Tambangraya Megah	82,000	128,036
Medco Energi Internasional *	1,713,500	115,389
		877,661
Materials — 3.1%
Aneka Tambang	2,032,000	126,202
Indah Kiat Pulp & Paper	661,000	857,962
		984,164
TOTAL INDONESIA		1,861,825

ISRAEL — 5.4%
Materials — 5.4%
Frutarom Industries	9,342	914,919

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued

Materials — continued
Israel Chemicals	169,899	$775,106
TOTAL ISRAEL		1,690,025

KAZAKHSTAN — 0.9%
Energy — 0.9%
KazMunaiGas Exploration Production GDR	27,720	293,832
TOTAL KAZAKHSTAN		293,832

KUWAIT — 1.7%
Industrials — 1.7%
Agility Public Warehousing KSC	203,689	530,163
TOTAL KUWAIT		530,163

MALAYSIA — 6.9%
Energy — 0.8%
Bumi Armada *	637,000	113,539
Sapura Energy *	868,600	137,617
		251,156
Industrials — 1.1%
Sime Darby	575,000	348,744

Materials — 5.0%
Petronas Chemicals Group	579,400	1,206,276
Press Metal Aluminium Holdings	326,800	352,729
		1,559,005
TOTAL MALAYSIA		2,158,905

PHILIPPINES — 3.2%
Industrials — 3.2%
DMCI Holdings	962,000	189,273
International Container Terminal Services	103,540	149,972
JG Summit Holdings	692,560	648,859
TOTAL PHILIPPINES		988,104

POLAND — 2.5%
Materials — 2.5%
KGHM Polska Miedz *	33,897	796,735
TOTAL POLAND		796,735

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued

RUSSIA — 5.2%
Energy — 5.2%
Rosneft	257,570	$1,627,309
TOTAL RUSSIA		1,627,309

SINGAPORE — 9.4%
Financials — 5.7%
Oversea-Chinese Banking	210,800	1,799,569

Industrials — 3.7%
Hutchison Port Holdings Trust, Cl U	350,200	98,056
Keppel	97,300	510,227
Singapore Airlines	36,200	283,812
Singapore Technologies Engineering	104,700	252,632
		1,144,727
TOTAL SINGAPORE		2,944,296

SOUTH AFRICA — 3.0%
Materials — 3.0%
Anglo American Platinum	13,062	342,126
Impala Platinum Holdings *	168,675	249,205
Kumba Iron Ore	15,657	336,712
TOTAL SOUTH AFRICA		928,043

THAILAND — 5.3%
Energy — 1.4%
IRPC	2,419,600	423,594
		423,594
Materials — 3.9%
PTT Global Chemical	556,600	1,226,435
		1,226,435
TOTAL THAILAND		1,650,029

TURKEY — 1.3%
Industrials — 1.3%
Turk Hava Yollari AO *	133,389	394,239
TOTAL TURKEY		394,239
TOTAL COMMON STOCK
(Cost $34,274,106)		30,684,726

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
PREFERRED STOCK — 0.9%

RUSSIA— 0.9%
Energy — 0.9%
Transneft(D)	102	$270,688
TOTAL PREFERRED STOCK
(Cost $291,335)		270,688

TOTAL INVESTMENTS — 98.9%
(Cost $34,565,441)		30,955,414
OTHER ASSETS LESS LIABILITIES – 1.1%		359,518
NET ASSETS - 100%		$31,314,932

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2018 was $116,799 and represents 0.4% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2018 was $116,799 and represents 0.4% of Net Assets.
(D)	Currently, no stated interest rate.

Cl — Class
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI One Belt One Road Index ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Financials	$1,195,694	$—	$—	$1,195,694
Industrials	5,452,628	—	116,799	5,569,427
Materials	1,698,364	—	—	1,698,364
Utilities	3,497,790	—	—	3,497,790
Hong Kong	1,564,063	—	—	1,564,063
India	1,295,883	—	—	1,295,883
Indonesia	1,861,825	—	—	1,861,825
Israel	1,690,025	—	—	1,690,025
Kazakhstan	293,832	—	—	293,832
Kuwait	530,163	—	—	530,163
Malaysia	2,158,905	—	—	2,158,905
Philippines	988,104	—	—	988,104
Poland	796,735	—	—	796,735
Russia	1,627,309	—	—	1,627,309
Singapore	2,944,296	—	—	2,944,296
South Africa	928,043	—	—	928,043
Thailand	1,650,029	—	—	1,650,029
Turkey	394,239	—	—	394,239
Total Common Stock	30,567,927	—	116,799	30,684,726
Preferred Stock	270,688	—	—	270,688
Total Investments in Securities	$30,838,615	$—	$116,799	$30,955,414

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-006-0200

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.0%‡

ARGENTINA — 3.9%
Information Technology — 3.9%
MercadoLibre *	5,932	$1,773,253
TOTAL ARGENTINA		1,773,253
BRAZIL — 6.4%
Consumer Discretionary — 3.5%
B2W Cia Digital *	174,670	1,216,706
CVC Brasil Operadora e Agencia de Viagens	29,626	346,281
		1,562,987
Information Technology — 2.9%
Cielo	302,580	1,301,580
TOTAL BRAZIL		2,864,567
CHINA — 34.9%
Consumer Discretionary — 15.3%
Ctrip.com International ADR *	32,961	1,569,933
JD.com ADR *	40,048	1,559,870
New Oriental Education & Technology Group ADR	16,089	1,522,985
TAL Education Group ADR *	30,278	1,114,230
Vipshop Holdings ADR *	104,744	1,136,472
		6,903,490
Information Technology — 19.6%
58.com ADR *	15,432	1,070,055
Alibaba Group Holding ADR *	8,011	1,486,281
Autohome ADR *	10,225	1,032,725
Baidu ADR *	6,129	1,489,347
NetEase ADR	5,284	1,335,108
Tencent Holdings	29,175	1,464,430
Weibo ADR *	10,976	974,230
		8,852,176
TOTAL CHINA		15,755,666
EGYPT — 0.8%
Telecommunication Services — 0.8%
Telecom Egypt	434,550	341,762
TOTAL EGYPT		341,762

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

GREECE — 5.2%
Consumer Discretionary — 2.6%
OPAP	102,372	$1,157,002
Telecommunication Services — 2.6%
Hellenic Telecommunications Organization	95,450	1,181,298
TOTAL GREECE		2,338,300
INDIA — 0.6%
Consumer Discretionary — 0.6%
MakeMyTrip *	7,149	258,436
TOTAL INDIA		258,436
MALAYSIA — 2.1%
Telecommunication Services — 2.1%
Telekom Malaysia	1,206,000	928,496
TOTAL MALAYSIA		928,496
MEXICO — 2.8%
Consumer Discretionary — 2.8%
Grupo Televisa	335,600	1,286,176
TOTAL MEXICO		1,286,176
POLAND — 3.3%
Consumer Discretionary — 2.6%
Cyfrowy Polsat *	189,528	1,171,404
Telecommunication Services — 0.7%
Orange Polska *	252,245	312,615
TOTAL POLAND		1,484,019
PUERTO RICO — 0.7%
Information Technology — 0.7%
EVERTEC *	15,539	339,527
TOTAL PUERTO RICO		339,527
RUSSIA — 2.9%
Information Technology — 2.9%
Mail.Ru Group GDR *	44,437	1,288,673
TOTAL RUSSIA		1,288,673

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

SOUTH AFRICA — 3.6%
Consumer Discretionary — 3.6%
Naspers, Cl N	6,452	$1,640,509
TOTAL SOUTH AFRICA		1,640,509
SOUTH KOREA — 18.9%
Consumer Discretionary — 1.7%
CJ O Shopping	1,656	415,449
Kakao M	4,219	340,700
		756,149
Financials — 0.7%
Daou Technology	14,723	305,821
Health Care — 0.8%
Celltrion Pharm *	4,279	348,233
Information Technology — 15.7%
Com2uSCorp	2,010	302,988
DoubleUGames	6,729	324,224
Douzone Bizon	6,978	388,188
Kakao	11,003	1,130,411
NAVER	2,448	1,675,930
NCSoft	3,417	1,137,467
Netmarble	8,302	1,135,985
NHN Entertainment *	5,436	316,551
Pearl Abyss *	1,855	374,495
Webzen *	13,783	299,281
		7,085,520
TOTAL SOUTH KOREA		8,495,723
TAIWAN — 2.3%
Information Technology — 2.3%
Accton Technology	114,000	329,790
Holy Stone Enterprise	46,000	369,648
WPG Holdings	235,000	332,978
TOTAL TAIWAN		1,032,416

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

THAILAND — 2.4%
Telecommunication Services — 2.4%
Intouch Holdings	683,337	$1,098,331
TOTAL THAILAND		1,098,331
UNITED STATES — 8.2%
Consumer Discretionary — 0.7%
Despegar.com *	15,267	320,149
Information Technology — 4.8%
iQIYI ADR *	34,144	1,102,851
Pagseguro Digital, Cl A *	38,725	1,074,619
		2,177,470
Telecommunication Services — 2.7%
KT ADR	92,548	1,229,037
TOTAL UNITED STATES		3,726,656
TOTAL COMMON STOCK
(Cost $46,967,473)		44,652,510
TOTAL INVESTMENTS — 99.0%
(Cost $46,967,473)		44,652,510
OTHER ASSETS LESS LIABILITIES – 1.0%		440,124
NET ASSETS - 100%		$45,092,634

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of June 30, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Emerging Markets Consumer Technology Index ETF

For the period ended June 30, 2018, there were no Level 3 investments

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-007-0200

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 100.1%‡

CHINA — 75.4%
Consumer Discretionary — 11.6%
Chaowei Power Holdings	207,000	$105,539
TCL Electronics Holdings	241,000	114,887
Tianneng Power International	175,885	273,957
Yadea Group Holdings	352,694	130,820
		625,203
Consumer Staples — 0.7%
NVC Lighting Holding	442,000	37,183

Industrials — 11.7%
Beijing Urban Construction Design & Development Group, Cl H	90,000	40,380
Capital Environment Holdings *	1,508,000	43,248
China Everbright International	346,900	448,357
China Singyes Solar Technologies Holdings	147,000	44,969
Dynagreen Environmental Protection Group, Cl H *	111,000	54,047
		631,001
Information Technology — 7.6%
JA Solar Holdings ADR *	12,554	85,493
JinkoSolar Holding ADR *	9,262	127,538
Xinyi Solar Holdings	652,000	200,284
		413,315
Real Estate — 13.7%
China Vanke, Cl H	144,100	504,183
Shui On Land	934,500	237,036
		741,219
Utilities — 30.1%
Beijing Enterprises Water Group	900,500	491,258
China Datang Renewable Power, Cl H	815,000	139,202
China Everbright Water	106,927	31,368
China Longyuan Power Group, Cl H	630,800	508,149
China Power Clean Energy Development	124,500	60,778
CT Environmental Group	745,000	103,506
Huaneng Renewables, Cl H	684,000	227,551
Kangda International Environmental *	188,000	29,235
Yunnan Water Investment, Cl H	101,000	34,759
		1,625,806
TOTAL CHINA		4,073,727

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — continued

HONG KONG — 24.7%
Industrials — 8.0%
China High Speed Transmission Equipment Group	164,000	$252,937
Concord New Energy Group	1,930,000	84,871
FDG Electric Vehicles *	6,027,000	92,186
		429,994
Information Technology — 8.8%
China Goldjoy Group	2,636,000	144,476
GCL-Poly Energy Holdings *	2,546,000	240,144
Wasion Holdings	171,000	92,851
		477,471
Utilities — 7.9%
Canvest Environmental Protection Group	250,000	134,154
China Water Industry Group *	348,000	65,205
GCL New Energy Holdings *	2,204,000	89,897
Kong Sun Holdings *	1,887,000	43,053
Panda Green Energy Group *	1,308,000	95,031
		427,340
TOTAL HONG KONG		1,334,805
TOTAL COMMON STOCK
(Cost $5,863,098)		5,408,532

TOTAL INVESTMENTS — 100.1%
(Cost $5,863,098)		5,408,532
OTHER ASSETS LESS LIABILITIES – (0.1)%		(6,316)
NET ASSETS - 100%		$5,402,216

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI China Environment Index ETF

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments carried at value:

As of June 30, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 3 investments

For the period ended June 30, 2018, there were no Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-008-0200

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 96.1%‡

AUSTRALIA — 1.0%
Materials — 1.0%
Galaxy Resources *	148,287	$331,974
TOTAL AUSTRALIA		331,974

AUSTRIA — 1.4%
Information Technology — 1.4%
ams	5,891	437,724
TOTAL AUSTRIA		437,724

CANADA — 1.5%
Materials — 1.5%
First Quantum Minerals	32,513	478,754
TOTAL CANADA		478,754

CHILE — 3.6%
Materials — 3.6%
Antofagasta	50,993	666,505
Sociedad Quimica y Minera de Chile ADR	10,425	500,921
TOTAL CHILE		1,167,426

CHINA — 20.6%
Consumer Discretionary — 11.7%
Aerospace Hi-Tech Holdings Grp, Cl A *	201,000	303,989
BAIC Motor, Cl H	8,000	7,648
BYD, Cl H	77,500	469,715
Changzhou Xingyu Automotive Lighting Systems, Cl A	36,836	332,982
China Shipbuilding Industry Group Power, Cl A	182,946	481,851
Chongqing Sokon Industry Group, Cl A	103,200	269,320
Dongfeng Motor Group, Cl H	300,000	317,381
FAW CAR, Cl A	53,339	60,220
Great Wall Motor, Cl H	382,000	292,144
Haima Automobile Group, Cl A *	586,600	303,690
Jiangsu Yunyi Electric, Cl A	475,760	301,600
Kuang-Chi Technologies, Cl A	164,702	291,105
Tianneng Power International	204,000	317,749
		3,749,394
Industrials — 3.2%
Camel Group, Cl A	65,376	113,182
Guoxuan High-Tech, Cl A	155,810	330,655
Shaanxi J&R Optimum Energy, Cl A *	725,800	302,357
Zhejiang Narada Power Source, Cl A	151,700	274,307
		1,020,501

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 5.7%
AAC Technologies Holdings	1,000	$14,085
Baidu ADR *	4,484	1,089,612
GoerTek, Cl A	288,728	444,076
Shanghai Belling, Cl A	168,700	294,862
		1,842,635
TOTAL CHINA		6,612,530

GERMANY — 10.1%
Consumer Discretionary — 8.2%
Bayerische Motoren Werke	12,233	1,108,767
Daimler	16,795	1,081,050
Hella GmbH & KGaA	7,856	440,271
		2,630,088
Information Technology — 1.9%
Infineon Technologies	23,856	608,036
TOTAL GERMANY		3,238,124

JAPAN — 1.1%
Industrials — 1.1%
GS Yuasa	75,000	341,940
TOTAL JAPAN		341,940

NETHERLANDS — 3.7%
Information Technology — 3.7%
NXP Semiconductors *	10,815	1,181,755
TOTAL NETHERLANDS		1,181,755

PERU — 3.6%
Materials — 3.6%
Southern Copper	24,806	1,162,657
TOTAL PERU		1,162,657

SOUTH KOREA — 3.0%
Information Technology — 3.0%
Samsung SDI	3,391	651,121
Silicon Works	10,025	324,722
TOTAL SOUTH KOREA		975,843

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued

SWEDEN — 1.4%
Consumer Discretionary — 1.4%
Autoliv	3,260	$466,897
TOTAL SWEDEN		466,897

SWITZERLAND — 1.9%
Information Technology — 1.9%
STMicroelectronics	26,942	601,916
TOTAL SWITZERLAND		601,916

TAIWAN — 3.1%
Consumer Discretionary — 1.1%
Cub Elecparts	27,000	345,376
Information Technology — 2.0%
On-Bright Electronics	35,000	326,025
Parade Technologies	20,000	335,864
		661,889
TOTAL TAIWAN		1,007,265

UNITED KINGDOM — 0.9%
Information Technology — 0.9%
Dialog Semiconductor *	19,300	294,292
TOTAL UNITED KINGDOM		294,292

UNITED STATES — 39.1%
Consumer Discretionary — 11.4%
Aptiv *	6,693	613,280
Ford Motor	100,484	1,112,358
Gentherm *	9,069	356,412
Tesla *	3,254	1,115,958
Veoneer *	3,148	134,262
Visteon *	2,542	328,528
		3,660,798
Industrials — 1.0%
EnerSys	4,339	323,863
Information Technology — 23.5%
Advanced Micro Devices *	40,259	603,482
Alphabet, Cl A *	1,019	1,150,645
Ambarella *	7,899	304,980
Analog Devices	6,812	653,407

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued

Cirrus Logic *	8,991	$344,625
Integrated Device Technology *	9,808	312,679
Knowles *	22,219	339,951
Maxim Integrated Products	11,266	660,864
MaxLinear, Cl A *	19,791	308,542
NVIDIA	4,547	1,077,184
Skyworks Solutions	6,811	658,283
Texas Instruments	10,533	1,161,263
		7,575,905
Materials — 3.2%
Albemarle	5,563	524,758
FMC	5,831	520,184
		1,044,942
TOTAL UNITED STATES		12,605,508
TOTAL COMMON STOCK
(Cost $33,164,769)		30,904,605

PREFERRED STOCK — 2.0%

GERMANY— 2.0%
Consumer Discretionary — 2.0%
Volkswagen	3,798	630,657
TOTAL PREFERRED STOCK
(Cost $765,756)		630,657
TOTAL INVESTMENTS — 98.1%
(Cost $33,930,525)		31,535,262
OTHER ASSETS LESS LIABILITIES – 1.9%		624,507
NET ASSETS - 100%		$32,159,769

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited) June 30, 2018

KraneShares Electric Vehicles and Future Mobility Index ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-009-0100

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.2%‡

CHINA — 89.4%
Health Care — 89.4%
3SBio	193,500	$439,513
Alibaba Health Information Technology *	624,000	602,092
Beijing SL Pharmaceutical, Cl A	37,700	216,175
Beijing Tiantan Biological Products, Cl A	48,286	141,025
Beijing Tongrentang, Cl A	77,267	411,450
Changchun High & New Technology Industries, Cl A	9,300	319,625
China Medical System Holdings	243,000	485,662
China National Accord Medicines, Cl A	19,632	147,863
China National Medicines, Cl A	41,055	167,001
China Resources Double Crane Pharmaceutical, Cl A	47,988	177,819
China Resources Pharmaceutical Group	257,000	355,750
China Resources Sanjiu Medical & Pharmaceutical, Cl A	52,209	219,307
China Traditional Chinese Medicine Holdings	390,000	337,533
CSPC Pharmaceutical Group	868,000	2,622,106
Dong-E-E-Jiao, Cl E	33,900	275,332
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	75,746	435,020
Guizhou Bailing Group Pharmaceutical, Cl A	86,200	147,802
Huadong Medicine, Cl A	76,483	557,002
Hualan Biological Engineering, Cl A	51,376	249,385
Hubei Jumpcan Pharmaceutical, Cl A	38,572	280,559
Humanwell Healthcare Group, Cl A	75,770	151,190
Jiangsu Hengrui Medicine, Cl A	202,293	2,313,211
Jiangsu Yuyue Medical Equipment & Supply, Cl A	51,345	151,044
Jilin Aodong Pharmaceutical Group, Cl A	63,560	172,492
Jinyu Bio-Technology, Cl A	61,360	158,278
Joincare Pharmaceutical Group Industry, Cl A	88,500	158,425
Jointown Pharmaceutical Group, Cl A	110,595	283,110
Kangmei Pharmaceutical, Cl A	276,500	954,873
Livzon Pharmaceutical Group, Cl A	25,870	171,613
Luye Pharma Group	210,000	215,475
Meinian Onehealth Healthcare Holdings, Cl A	174,311	594,604
Realcan Pharmaceutical, Cl A	84,977	174,949
Shandong Buchang Pharmaceuticals, Cl A	41,300	266,739
Shandong Weigao Group Medical Polymer, Cl H	308,000	217,885
Shanghai Fosun Pharmaceutical Group, Cl A	113,459	708,808
Shanghai Fosun Pharmaceutical Group, Cl H	84,000	460,930
Shanghai Pharmaceuticals Holding, Cl A	110,094	397,151
Shanghai Pharmaceuticals Holding, Cl H	158,900	438,494
Shenzhen Hepalink Pharmaceutical Group, Cl A	60,028	200,598
Shenzhen Salubris Pharmaceuticals, Cl A	52,541	294,771
Shijiazhuang Yiling Pharmaceutical, Cl A	70,925	149,658

Schedule of Investments (Unaudited) June 30, 2018

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Sichuan Kelun Pharmaceutical, Cl A	83,900	$406,501
Sichuan Languang Development, Cl A	169,160	158,301
Sihuan Pharmaceutical Holdings Group	700,000	156,141
Sinopharm Group, Cl H	216,000	868,631
Tasly Pharmaceutical Group, Cl A	80,296	312,928
Tong Ren Tang Technologies, Cl H	100,000	158,818
Tonghua Dongbao Pharmaceutical, Cl A	112,032	405,326
Wuxi Biologics Cayman *	89,500	996,479
Yifan Pharmaceutical, Cl A	67,973	181,082
Yunnan Baiyao Group, Cl A	59,162	955,122
Zhangzhou Pientzehuang Pharmaceutical, Cl A	37,100	626,780
Zhejiang Huahai Pharmaceutical, Cl A	67,634	272,463
Zhejiang NHU, Cl A	125,120	358,063
TOTAL CHINA		23,078,954

HONG KONG — 9.8%
Health Care — 9.8%
Genscript Biotech *	134,000	370,635
Sino Biopharmaceutical	1,212,500	1,860,760
SSY Group	258,000	286,431
TOTAL HONG KONG		2,517,826
TOTAL COMMON STOCK
(Cost $25,804,253)		25,596,780
TOTAL INVESTMENTS — 99.2%
(Cost $25,804,253)		25,596,780
OTHER ASSETS LESS LIABILITIES – 0.8%		210,349
NET ASSETS - 100%		$25,807,129

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

Cl — Class

As of June 30, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments. For the period ended June 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-010-0100

Schedule of Investments (Unaudited) June 30, 2018

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 86.5%

CHINA — 65.5%
Agile Group Holdings
9.000%, 05/21/2020	200,000	$207,009
Bank of Communications
5.000%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.344% 12/29/2049	600,000	594,750
CAR
6.000%, 02/11/2021	200,000	190,250
CCB Life Insurance
4.500%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680% 04/21/2077	300,000	282,386
Central China Real Estate
8.750%, 01/23/2021	200,000	202,113
Central Plaza Development
7.125%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.532% 06/02/2167	200,000	204,003
CFLD Cayman Investment
6.500%, 12/21/2020	200,000	179,982
China Construction Bank
4.650%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.974% 12/16/2166	600,000	594,780
China Evergrande Group
8.250%, 03/23/2022	300,000	285,899
China Reinsurance Finance
3.375%, 03/09/2022	400,000	381,352
China SCE Property Holdings
10.000%, 07/02/2020	200,000	209,250
Chinalco Capital Holdings
4.250%, 04/21/2022	250,000	236,872
Chong Hing Bank
6.500%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.628% 03/25/2167	300,000	305,406
CIFI Holdings Group
7.750%, 06/05/2020	200,000	202,681
Fantasia Holdings Group
7.950%, 07/05/2022	200,000	169,936
Fortune Star BVI
5.375%, 12/05/2020	200,000	197,750
Franshion Brilliant
5.750%,, VAR USD Swap Semi 30/360 5 Year Curr+3.859% 07/17/2166	200,000	183,496

Schedule of Investments (Unaudited) June 30, 2018

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CHINA— continued
Greenland Global Investment
5.250%, 02/12/2021	200,000	$186,973
Huzhou City Investment Development Group
4.875%, 12/20/2020	200,000	195,204
JD.com
3.125%, 04/29/2021	200,000	194,986
Kaisa Group Holdings
7.250%, 06/30/2020	200,000	179,100
Logan Property Holdings
5.250%, 02/23/2023	200,000	176,816
Shui On Development Holding
6.400%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.627% 12/31/2049	200,000	189,264
Sunac China Holdings
7.950%, 08/08/2022	200,000	187,473
Times China Holdings
6.250%, 01/17/2021	200,000	189,193
Unigroup International Holdings
6.000%, 12/10/2020	200,000	196,981
Yuzhou Properties
6.000%, 01/25/2022	200,000	186,246
TOTAL CHINA		6,510,151

HONG KONG — 21.0%
Bank of East Asia
8.500%,, VAR ICE LIBOR USD 3 Month+7.361% 05/05/2167	250,000	263,930
Baoxin Auto Finance I
8.750%,	200,000	208,900
HLP Finance
4.750%, 06/25/2022	200,000	205,603
Industrial & Commercial Bank of China Asia
4.250%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.135% 01/21/2167	300,000	282,663
Nanyang Commercial Bank
5.000%,, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205% 12/31/2166	350,000	322,021
OVPH
5.875%, 09/01/2166	250,000	243,000
Shimao Property Holdings
8.375%, 02/10/2022	350,000	367,482

Schedule of Investments (Unaudited) June 30, 2018

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
HONG KONG— continued

WTT Investment
5.500%, 11/21/2022	$200,000	$190,662
TOTAL HONG KONG		2,084,261
TOTAL CORPORATE OBLIGATIONS
(Cost $8,658,375)		8,594,412
TOTAL INVESTMENTS — 86.5%
(Cost $8,658,375)		8,594,412
OTHER ASSETS LESS LIABILITIES – 13.5%		1,340,298
NET ASSETS - 100%		$9,934,710

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate USD — United States Dollar
VAR — Variable Rate Security

As of June 30, 2018, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2018, there have been no transfers between Level 2 and Level 3 investments. For the period ended June 30, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-012-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: August 29, 2018

By	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer
Date: August 29, 2018